Components of Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 278,621	¥ 231,221
Unguaranteed residual values	9,566	8,863
Executory costs	(2,184)	(2,598)
Unearned income	(29,875)	(27,521)
Financing Receivable, Gross , Total	256,128	209,965
Less allowance for credit losses	(7,323)	(6,908)	(7,039)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	248,805	203,057
Less current portion	(91,025)	(74,168)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	¥ 157,780	¥ 128,889